Expense Example - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-RetailComboPRO - Fidelity Sustainable Emerging Markets Equity Fund - Fidelity Sustainable Emerging Markets Equity Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 127
3 years	1,230
5 years	2,478
10 years	$ 5,477